Taxes - Schedule of Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Deferred Tax Assets [Abstract]
Provision for credit losses	$ 1,235,554	$ 1,483,285
Depreciation and amortization	244,043	207,204
Net operating loss carryforward	3,899,031	2,751,701
Valuation allowance	(4,610,181)	(3,464,740)
Deferred tax assets, net	768,447	977,450
Increase in fair value of intangible assets acquired through acquisition	1,859,988	1,882,829
Impairment of intangible assets acquired through acquisition	(1,859,988)
Deferred tax liabilities		$ 1,882,829